Impairment charges - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges		$ 0
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ 1,175	0
Alumina refineries | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate applied to cash flow projections	6.60%
Impairment charges	$ 1,175	$ 0
Impairment charges, net	$ 828
Reduction in carbon emissions	0.50
Increase in carbon tax	0.10
Yarwun Alumina Refinery | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ 948
Queensland Alumina Limited (QAL) | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	99
Recoverable amount of asset	325
Expected post-tax impairment charge if project not approved	325
Queensland Alumina Limited (QAL) | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges	$ 227